Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock Predecessor	Common Stock Successor	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor	Accumulated Deficit Predecessor	Accumulated Deficit Successor	Predecessor	Successor	Total
Beginning Balance at Dec. 31, 2018	$ 7,000		$ 707,049		$ 2,684,628		$ 3,398,677
Beginning Balance, Shares at Dec. 31, 2018	7,000
Net loss					(445,265)		(445,265)
Ending Balance at Apr. 05, 2019	$ 7,000		$ 707,049		$ 2,239,363		$ 2,953,412
Ending Balance, Shares at Apr. 05, 2019	7,000
Capital contribution by Holdco for the acquisition of Goedeker Television Co.		$ 475		786,506				786,981
Capital contribution by Holdco for the acquisition of Goedeker Television Co., Shares		4,750,000
Issuance of warrants in connection with notes payable				292,673				292,673
Net loss						(5,157,871)		(5,157,871)
Ending Balance at Dec. 31, 2019		$ 475		1,079,179		(5,157,871)		(4,078,217)	$ (4,078,217)
Ending Balance, Shares at Dec. 31, 2019		4,750,000
Issuance of 1847 Holdings warrants in connection with notes payable				566,711				566,711
Forgiveness of related party debt				137,500				137,500
Issuance of 1847 Holdings shares in connection with conversion of notes payable				375,000				375,000
Issuance of common stock for cash		$ 111		8,602,055				8,602,166
Issuance of common stock for cash, Shares		1,111,200
Issuance of common stock in connection with exercise of warrant		$ 25		2,249,975				2,250,000
Issuance of common stock in connection with exercise of warrant, Shares		250,000
Stock-based compensation expense				398,908				398,908
Net loss						(21,567,837)		(21,567,837)
Ending Balance at Dec. 31, 2020		$ 611		$ 13,409,328		$ (26,725,708)		$ (13,315,769)	$ (13,315,769)
Ending Balance, Shares at Dec. 31, 2020		6,111,200